UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Exchange Fund

September 30, 2009

1.807724.105

EXC-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.6%
Hotels, Restaurants & Leisure - 5.6%
McDonald's Corp.	159,733	$ 9,115,962
Household Durables - 0.6%
The Stanley Works	23,948	1,022,340
Media - 2.8%
The DIRECTV Group, Inc. (a)	63,000	1,737,540
The Walt Disney Co.	103,073	2,830,385
		4,567,925
Textiles, Apparel & Luxury Goods - 3.6%
Coach, Inc.	177,507	5,843,530
TOTAL CONSUMER DISCRETIONARY		20,549,757
CONSUMER STAPLES - 13.2%
Beverages - 2.4%
The Coca-Cola Co.	72,428	3,889,384
Household Products - 7.9%
Colgate-Palmolive Co.	13,661	1,042,061
Procter & Gamble Co.	203,497	11,786,546
		12,828,607
Tobacco - 2.9%
Altria Group, Inc.	72,270	1,287,129
Philip Morris International, Inc.	72,270	3,522,440
		4,809,569
TOTAL CONSUMER STAPLES		21,527,560
ENERGY - 13.5%
Energy Equipment & Services - 3.3%
Schlumberger Ltd.	91,096	5,429,322
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	83,712	5,895,836
Exxon Mobil Corp.	154,637	10,609,645
		16,505,481
TOTAL ENERGY		21,934,803
FINANCIALS - 11.6%
Capital Markets - 0.8%
Ameriprise Financial, Inc.	36,000	1,307,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 3.8%
American Express Co.	179,203	$ 6,074,982
Diversified Financial Services - 3.5%
CME Group, Inc.	13,000	4,006,470
JPMorgan Chase & Co.	39,181	1,716,911
		5,723,381
Insurance - 3.5%
Berkshire Hathaway, Inc. Class B (a)	1,721	5,718,883
TOTAL FINANCIALS		18,825,126
HEALTH CARE - 15.0%
Health Care Equipment & Supplies - 2.6%
Becton, Dickinson & Co.	60,810	4,241,498
Pharmaceuticals - 12.4%
Bristol-Myers Squibb Co.	33,884	763,068
Johnson & Johnson	140,269	8,540,979
Merck & Co., Inc.	47,761	1,510,680
Pfizer, Inc.	45,028	745,213
Schering-Plough Corp.	125,458	3,544,189
Wyeth	102,174	4,963,613
		20,067,742
TOTAL HEALTH CARE		24,309,240
INDUSTRIALS - 10.5%
Aerospace & Defense - 3.9%
Raytheon Co.	31,100	1,491,867
United Technologies Corp.	80,328	4,894,385
		6,386,252
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	33,125	987,788
Industrial Conglomerates - 3.9%
3M Co.	34,830	2,570,454
General Electric Co.	229,226	3,763,891
		6,334,345
Machinery - 0.8%
SPX Corp.	22,251	1,363,319
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.3%
Union Pacific Corp.	35,120	$ 2,049,252
TOTAL INDUSTRIALS		17,120,956
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.5%
Juniper Networks, Inc. (a)	104,000	2,810,080
Motorola, Inc.	140,308	1,205,246
		4,015,326
Computers & Peripherals - 11.2%
Hewlett-Packard Co.	304,992	14,398,670
International Business Machines Corp.	32,898	3,934,930
		18,333,600
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	27,273	759,008
Software - 1.4%
Microsoft Corp.	90,290	2,337,608
TOTAL INFORMATION TECHNOLOGY		25,445,542
MATERIALS - 3.1%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	64,517	5,005,229
TOTAL COMMON STOCKS (Cost $18,462,579)		154,718,213
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 0.25% (b) (Cost $7,844,976)	7,844,976	7,844,976
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $26,307,555)		162,563,189
NET OTHER ASSETS - 0.1%		186,052
NET ASSETS - 100%		$ 162,749,241
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 38,884
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $26,307,555. Net unrealized appreciation aggregated $136,255,634, of which $138,311,151 related to appreciated investment securities and $2,055,517 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009